STOCK OPTION PLAN (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Activity	During the years ended December 31, 2015 and December 31, 2014 the Company issued the following stock options:
	Year Ended December 31,
	2015	2014

Options granted	73,399	2,423,742

Assumptions Used in Estimating Fair Value of Each Option Award Granted Using Black-Scholes Option-Pricing Model
The Company estimated the fair value of each option award granted using the Black-Scholes option-pricing model. The following assumptions were used for the years ended December 31, 2015 and 2014:

	Year Ended December 31,
	2015	2014

Expected volatility	82%	86% - 92%
Expected term	6 years	6 years
Dividend yield	0.0%	0.0%
Risk- free interest rate	1.64%	1.57% - 1.63%
Stock price	$0.36 - $0.37	$0.85 - $2.90
Forfeiture rate	0.0%	0.0%

Summary of Status of Options Issued And Changes in Options Outstanding
A summary of the status of the options issued under the Plan at December 31, 2015, and information with respect to the changes in options outstanding is as follows:

		Weighted-	Aggregate
	Number of	Average	Intrinsic
	Shares	Exercise Price	Value

Options outstanding at December 31, 2014	7,339,118	$2.59	$-
Granted	73,399	-	-
Exercised	-	-	-
Cancelled	(384,859)	$2.51	-
Options outstanding at December 31, 2015	7,027,658	$2.57	$-

Options vested and expected to vest at December 31, 2015	7,027,658	$2.57	$-

Exercisable at December 31, 2015	4,975,174	$2.67	$-

Shares available for grant under the 2005 Plan	4,087,657

Summary of Stock Options Outstanding
The following table summarizes information about stock options outstanding at December 31, 2015:

	Outstanding			Exercisable
		Weighted-
		Average	Weighted-
		Remaining	Average		Weighted-
	Number of	Contractual	Exercise	Number of	Average
Exercise Price	Shares	Life (Years)	Price	Shares	Exercise Price

$0.36	48,399	9.84	$0.36	1,344	$0.36
$0.37	25,000	9.84	$0.37	-	$0.37
$0.85	136,785	8.84	$0.85	49,394	$0.85
$1.30	100,000	8.77	$1.30	31,250	$1.30
$2.23	97,757	0.25	$2.23	97,757	$2.23
$2.40	5,097,075	7.21	$2.40	3,752,444	$2.40
$2.90	1,420,259	8.07	$2.90	940,602	$2.90
$8.00	65,000	4.57	$8.00	65,000	$8.00
$19.38	37,383	2.28	$19.38	37,383	$19.38

Total	7,027,658	7.32	$2.57	4,975,174	$2.67

Stock-Based Compensation Costs
Stock-based compensation costs under the Plan for the year ended December 31, 2015 and 2014 are as follows:

	Year Ended December 31,
	2015	2014

Research and development	$804,739	$979,792
General and administrative	2,668,021	3,543,876

Total	$3,472,760	$4,523,668